Schedule II-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts and Reserves
Schedule II—Valuation and Qualifying Accounts and Reserves

Descriptions	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Acquisitions and Other	Deductions	Balance at End of Period
	(in thousands)
ALLOWANCE FOR DOUBTFUL ACCOUNTS:
Year ended December 31, 2010	$6,507	$4,326	$1,125	$(5,063)	$6,895
Year ended December 31, 2011	6,895	5,084	2,199	(5,831)	8,347
Year ended December 31, 2012	8,347	5,928	308	(5,113)	9,470
ALLOWANCE FOR ESTIMATED RETURNS, DISCOUNTS & ALLOWANCES:
Year ended December 31, 2010	$15,802	$541,314	$1,061	$(539,992)	$18,185
Year ended December 31, 2011	18,185	668,936	2,754	(667,071)	22,804
Year ended December 31, 2012	22,804	714,880	1,151	(714,143)	24,692